Description of Business and Organisation	12 Months Ended
Dec. 31, 2023
Description of Business and Organisation [Abstract]
DESCRIPTION OF BUSINESS AND ORGANISATION

1. DESCRIPTION OF BUSINESS AND ORGANISATION

Description of Business

DDC Enterprise Limited (Cayman)	Listed Entity
DDC Open Studio Limited (Cayman)	100% Direct Holdings
Perfect Foods Inc. (Cayman)	100% Direct Holdings
Grand Leader Technology Limited (Hong Kong)	100% Direct Holdings
DDC US Inc.	100% Direct Holdings
DDC Open Studio Media Limited (Hong Kong)	100% Indirect Holdings
Good Foods HK Limited (Hong Kong)	100% Indirect Holdings
Cook US LLC	100% Indirect Holdings
Cook San Francisco, LLC	100% Indirect Holdings
Lin’s Group Limited (Hong Kong)	51% Indirect Holdings
Shanghai Lashu Import and Export Trading Co., Ltd	100% Indirect Holdings
Shanghai DayDayCook Information Technology Co., Ltd	100% Indirect Holdings
Mengwei online store	Contractual control (on August 19, 2023 sold)
Hangzhou Jushi Cultural Media Co., Ltd.	67% Indirect Holdings
Chongqing DayDayCook E-commerce Co., Ltd.	100% Indirect Holdings
Quanzhou DayDayCook Food Co., Limited	60% Indirect Holdings
Shanghai Lishang Trading Limited	51% Indirect Holdings
Shanghai Youlong Industrial Co., Ltd.	100% Indirect Holdings
Fujian Jinjiang Yunmao Electronic-Commerce Co., Ltd.	60% Indirect Holdings
Quanzhou Weishi food Co., Limited	60% Indirect Holdings
Shanghai Yuli Development Limited	51% Indirect Holdings
Guangzhou Youlong DayDayCook Food and Beverage Co., Ltd.	100% Indirect Holdings
Hangzhou Damao Technology Co., Ltd.	60% Indirect Holdings

DDC Enterprise Limited (“DDC” or the “Parent”) was incorporated in the Cayman Islands on April 30, 2012 under the Cayman Islands Companies Law as an exempted company with limited liability. The Parent with its subsidiaries (collectively referred to as the “Company”) is a China-based Business-to-Business (“B2B”) and Business-to-Consumer (“B2C”) content streaming and product marketplace offering easy, convenient ready-to-cook (“RTC”), ready-to-heat (“RTH”) and ready-to-eat (“RTE”) meals while promoting healthier lifestyle choices to its predominately Millennial and Generation Z (“GenZ”) customer base. The Company’s principal operations and geographic markets are mainly in the People’s Republic of China (“PRC”).

On November 21, 2023, the Company completed its initial public offering (“IPO”) and issued 3,900,000 Class A ordinary shares for total amount of US$33.1 million (RMB234.8 million). The Company received net amount of US$30.0 million (RMB213.2 million) in total after deducting underwriting discounts, commissions and other offering expenses payable for the amount of US$3.1 million (RMB21.6 million).

The VIE arrangements with Weishi

Prior to April 1, 2022, the Company operated its internet-based business in the PRC through Shanghai Weishi Information Technology Co., Ltd. (“Weishi”), a limited liability company established under the laws of the PRC in February 2015. Weishi holds the necessary PRC operating licenses for the online businesses. The equity interests of Weishi are legally held by Ms. Wang Xiaoxiao, (Co-founder and executive assistant of the CEO) who acts as a nominee equity holder of Weishi on behalf of Shanghai DayDayCook Information Technology Co., Ltd. (“Shanghai DayDayCook” or “WFOE”), the Company’s wholly-owned subsidiary. A series of contractual agreements, including Exclusive Consultancy and Service Agreement, Exclusive Purchase Agreement, Proxy Agreement, Equity Pledge Agreement and Loan Agreement (collectively, the “Weishi VIE Agreements”), were entered among Shanghai DayDayCook, Weishi and its nominee equity holder and were effective until April 1, 2022, when the Company decided to terminate the VIE agreements.

Pursuant to these contractual agreements, the Company is able to exercise effective control over, bear the risks of, and enjoy substantially all of the economic benefits of Weishi, and has an exclusive option to purchase all of the equity interests in Weishi when and to the extent permitted by the PRC law at the lowest price possible. The Company’s management concluded that Weishi is a VIE and WFOE is its primary beneficiary. As such, the financial statements of Weishi are included in the consolidated financial statements of the Company.

The Weishi VIE agreements between WFOE and Weishi have been updated with the principal terms effective until March 31, 2022 summarized as follows:

1) Exclusive Consultancy and Service Agreement

WFOE and Weishi entered into an Exclusive Consultancy and Service Agreement whereby WFOE is appointed as the exclusive service provider for the provision of management consulting, technical support, intellectual property licensing and other relevant services to Weishi during the service period, which is 20 years and will be automatically renewed for 20 years upon each expiration.

It is agreed that the WFOE shall be entitled to substantially all of the economic benefits and bear all the risks of Weishi. Weishi shall pay WFOE on a quarterly basis a service fee, which shall be equal to all the quarterly profit before tax and before the service fee after covering the deficit for prior years, if any. WFOE has the discretion to adjust the basis of calculation of the service fee amount according to service provided to Weishi.

Weishi and its nominee shareholder shall accept the service provided by the WFOE, cannot receive services from other third parties directly or indirectly, and shall not enter into any transaction that may cause conflict with the agreement or negatively affect the interests under the agreement.

2) Exclusive Option Agreement

The WFOE has exclusive right to purchase the equity interests and assets in Weishi from the nominee shareholder and assets from Weishi, once or at multiple times at any time in part or in whole, at the Company’s sole discretion.

The purchase price of equity interests shall be the higher of the loan amount under the relevant loan agreement and the minimum price permitted by the local applicable laws. The purchase price of assets shall be the higher of the carrying amount of the relevant assets and the minimum price permitted by the local applicable laws. Pursuant to the contractual arrangement, Weishi and its nominee shareholder shall not terminate the exclusive purchase agreement unilaterally in any event unless otherwise required by applicable laws.

3) Proxy Agreement

The WFOE has sole and exclusive power of attorney to act on behalf of the nominee shareholder of Weishi with respect to all rights and matters concerning all equity interests held by such nominee shareholder including exercising all of the nominee shareholder’s rights and voting rights; deciding the sale, transfer, pledge or disposition of the shares of Weishi; representing the nominee shareholder to execute any resolutions and minutes as a nominee shareholder (and director) of Weishi; approving the amendments to the articles of association without written consent of such nominee shareholder; approving any change of the share capital of Weishi; appointing directors to Weishi at the discretion of the WFOE.

The nominee shareholder of Weishi waives all rights with respect to the equity interests in Weishi held by her and shall not exercise such rights by herself.

4) Equity Pledge Agreement

Weishi’s nominee shareholder agrees to pledge all the equity interests to the Company as security for performance of the contract obligations under these contractual arrangements. Weishi and its nominee shareholder shall apply all necessary registration and/or filings relating to the equity pledges required by the applicable laws within 15 working days after the execution of these contractual arrangements.

During the term of this equity pledge agreement, Weishi and its nominee shareholder shall deliver the share certificate or the like to the WFOE’s escrow within 3 working days after the execution of these contractual arrangements. In the event of the occurrence of any change of the share capital or the entrusted shareholding of Weishi, Weishi and its nominee shareholder shall update the registration and/or filings relating to the equity pledges required by the applicable laws and deliver the updated share certificate or the like to the Company’s escrow.

In August 2016 and subsequently updated in March 2017, the equity pledge agreement was registered with relevant government authorities.

5) Loan agreement

A loan agreement was entered into between the WFOE and the nominee shareholder of Weishi. Under the loan agreement, the WFOE would make an interest-free loan in an amount of RMB10.0 million in total to the nominee shareholder of Weishi exclusively for the purpose of the capitalization of Weishi. The loan shall be repaid in full if the nominee shareholders of Weishi ceases to be the employee of Weishi, the WFOE or their affiliates; and can only be repaid with the proceeds derived from the sale of all of the equity interests in Weishi to the WFOE or its designated representatives pursuant to the Exclusive Purchase Agreement. The term of the loan is twenty years from the date of the loan agreement and may be extended upon mutual written consent of the WFOE and the nominee shareholder of Weishi.

As of December 31, 2021 and March 31, 2022, the drawdown amount of the loan by the nominee shareholder was RMB1.0 million.

Termination of the VIE agreements with Weishi

On April 1, 2022, the WFOE, Weishi and the nominee shareholder entered into an agreement to terminate the VIE arrangements with Weishi for nil consideration. Upon the termination, the Company recognized a gain of RMB426,690, which is the difference between (i) net liabilities of RMB 63,362,821 of Weishi as of March 31, 2022, and (ii) a net payable of RMB62,936,131 due to the Company. after the Company waiving the net receivables due from Weishi. Historically, the Company’s business was substantially conducted through its wholly owned subsidiaries established in China. Prior to the termination, revenue generated through Weishi amounted to RMB nil for the three months ended March 31, 2022. The Company’s management believes that the termination of the Weishi VIE Agreements does not represent a strategic shift that has a major effect on the Company’s operations and financial results and is not accounted as discontinued operations.

The following presents the balance sheet information of Weishi as of March 31, 2022, and the operations and cash flows of Weishi for the three months ended March 31, 2022.

		March 31, 2022
		RMB
Cash and cash equivalents		5,536
Amounts due from related parties *	(ii)	83,137,208
Prepayments and other current assets		732,305

Total current assets		83,875,049

Property, plant and equipment, net		254,693
Other non-current assets		10,000

Total non-current assets		264,693

Total assets	(i)	84,139,742

Short-term bank borrowings		968,000
Amount due to related parties *	(ii)	146,073,339
Accrued expenses and other current liabilities		461,224

Total current liabilities		147,502,563

Total liabilities	(i)	147,502,563

*	As of March 31, 2022, amounts due from and due to related parties represent the receivables and payables that Weishi had with the Company’s consolidated subsidiaries, which would be eliminated upon consolidation.

	For the year ended December 31, 2021	For the three months ended March 31, 2022
	RMB	RMB
Operating expenses
Sales and marketing expenses	(7,212,320)	(430,388)
Research and development expenses	(233,663)	-
General and administrative expenses	(4,673,618)	(792,914)
Loss from operations	(12,119,601)	(1,223,302)

Interest expenses	(9,924)	(29,146)
Interest income	659	-
Other income	103	480
Loss before income tax expenses	(12,128,763)	(1,251,968)
Income tax expense	-	-
Net loss	(12,128,763)	(1,251,968)

	For the year ended December 31, 2021	For the three months ended March 31, 2022
	RMB	RMB
Net cash and cash equivalents used in operating activities	(1,357,986)	(622,630)
Net cash and cash equivalents provided by financing activities	1,331,000	488,498
Net decrease in cash	(26,986)	(134,132)
Cash and cash equivalents at the beginning of the year	166,654	139,668
Cash and cash equivalents at the end of the termination date	139,668	5,536

The VIE arrangements with Farm Entities

The Company acquired a business for planting fresh vegetables (“Farm”) in January 2019. The acquired Farm business was operated through Shanghai City Modern Agriculture Development Co., Ltd. (“City Modern”), a limited liability company controlled by Mr. Cui Yixiong and Shanghai City Vegetable Production and Distribution Co-op (“City Vegetable”), Shanghai Jiapin Vegetable Planting Co-op (“Jiapin Vegetable”) and Shanghai Jiapin Ecological Agriculture Co-op (“Jiapin Ecological”), incorporated in the PRC, collectively referred to as “Farm Entities” thereafter.

Prior to the acquisition, the Farm Entities operate agricultural greenhouse facilities in the PRC, where it produces, markets, and sells premium-quality vegetable products. City Vegetables, Jiapin Vegetables and Jiapin Ecological are farmers’ specialized cooperatives (together the “FSCs”) in China. Legal members of FSCs shall consist of no less than 80% qualified farmers. Mr. Cui Yixiong controlled these FSCs since their establishment, and the formal contractual agreements, including Exclusive Consultancy and Service Agreement and Exclusive Option Agreement (collectively, the “FSC VIE Agreements”), were entered into among City Modern, and the nominee equity holders, i.e. the qualified farmers of the FSCs in January 2019.

The principal terms of the FSC VIE arrangements are as follows:

1) Exclusive Consultancy and Service Agreement

City Modern shall provide management consulting, technical support, intellectual property licensing and other relevant services to the FSCs during the service period, which is 20 years and will be automatically renewed for 20 years upon each expiration. The FSCs shall pay to City Modern 100% of their net profit as service fees for the consultancy services provided by City Modern.

The FSCs and their nominee equity holders shall accept the services provided by City Modern, cannot receive services from other third parties directly or indirectly, and shall not enter into any transaction that may cause conflict with the agreement or negatively affect the interests under the agreement unless with the prior written consent of City Modern.

The FSCs shall strictly follow the City Modern’s decision to operate the business and should obtain the City Modern’s written approval before signing any significant contract, including share transfer, financing, land leasing, operating, etc.

2) Exclusive Option Agreement

Pursuant to the three Exclusive Option Agreements dated 2019 entered into by and between City Modern and the nominee equity holders of the FSCs (the “FSCs Exclusive Option Agreements”), the nominee equity holders of the FSCs irrevocably granted to City Modern an exclusive and unconditional option to purchase the FSCs’ equity and assets.

City Modern has the absolute right to determine the specific time, method, frequency of exercising the above option, and has the right to request the nominee equity holders of the FSCs, at any time, to transfer the entire equity of the FSCs to City Modern (or its designated representative), and has the right to request, at any time, the FSCs to transfer to City Modern (or its designated representative) the FSCs’ assets. Except for City Modern and its designated representative, no other person shall be entitled to purchase such equity and assets or other rights related to the equity or assets in the FSCs.

The purchase price of equity shall be the lower of the contribution by the nominee equity holders of the FSCs and the minimum price permitted by the applicable PRC laws. Pursuant to the FSCs Exclusive Option Agreements, the nominee equity holders of the FSCs and/or the FSCs shall not terminate the FSCs Exclusive Option Agreements unilaterally in any event unless otherwise required by applicable compulsory laws.

On January 10, 2019, the WFOE and City Modern entered into a purchase agreement with Mr. Cui Yixiong, controlling shareholder of City Modern and his wife Ms. Wang Yike, to acquire the business carried out by City Modern and its consolidated FSCs, for a total consideration of RMB1 and 360,144 share options granted to Mr. Cui Yixiong.

The WFOE obtained control over City Modern and its controlled FSCs through a number of contractual agreements, including Exclusive Consultancy and Service Agreement, Exclusive Purchase Agreement, Proxy Agreement, Equity Pledge Agreement and Spousal Consent Letter (collectively, the “Farm VIE Agreements”) with City Modern, Mr. Cui Yixiong and Ms. Wang Yike.

The principal terms of the Farm VIE arrangements are as follows:

1) Exclusive Consultancy and Service Agreement

The WFOE provides management consulting, technical support, intellectual property licensing and other relevant services to City Modern during the service period, which is 20 years and will be automatically renewed for 20 years upon each expiration.

The WFOE is able to receive substantially all of the economic benefits of and bear all the risks of City Modern. When City Modern has operating loss or significant operating difficulties, WFOE has the right to request City Modern to cease operations and City Modern must unconditionally accept WFOE’s request. City Modern shall pay WFOE on a quarterly basis a service fee, which shall be equal to all the quarterly profit before tax excluding the service fees and after covering the deficits from prior years, if any. WFOE has the discretion to adjust the basis of calculation of the service fee according to the actual services provided to City Modern.

City Modern and its nominee shareholders shall accept the services provided by the WFOE, cannot receive services from other third parties directly or indirectly, and shall not enter into any transaction that may cause conflict with the agreement or negatively affect the interests under the agreement.

2) Exclusive Option Agreement

The WFOE has irrevocable and exclusive right to purchase the equity interests and assets in City Modern held by these nominee shareholders of City Modern, once or at multiple times at any time in part or in whole, at the WFOE’s sole discretion. Except for the WFOE and its designee(s), no other person shall be entitled to such option or other rights to purchase the equity interests or assets in City Modern held by these nominee shareholders of City Modern.

The purchase price of equity interests shall be the lower of the capital contribution by the nominee shareholders in City Modern and the minimum price permitted by the local applicable laws. Pursuant to the contractual arrangement, City Modern and its nominee shareholders shall not terminate the exclusive purchase agreement unilaterally in any event unless otherwise required by applicable laws.

3) Proxy Agreement

The WFOE has sole and exclusive power of proxy to act on behalf of these nominee shareholders of City Modern with respect to all rights and matters concerning all equity interests held by such nominee shareholders including exercising all of the nominee shareholders’ rights and voting rights; deciding the sale, transfer, pledge or disposition of the shares of City Modern; representing the nominee shareholders to execute any resolutions and minutes as nominee shareholders (and director) of City Modern; approving the amendments to the articles of association without written consent of such nominee shareholders; approving any change of the share capital of City Modern; and appointing directors to City Modern at the discretion of the WFOE.

The nominee shareholders of City Modern waive all rights with respect to the equity interests in City Modern held by him/her and shall not exercise such rights by himself/herself.

4) Equity Pledge Agreement

City Modern’s nominee shareholders agree to pledge all the equity interests to the WFOE as security for performance of the contract obligations under these contractual arrangements. City Modern and its nominee shareholders shall apply all necessary registration and/or filings relating to the equity pledges required by the applicable laws within 15 working days after the execution of these contractual arrangements.

During the term of this equity pledge agreement, City Modern and its nominee shareholders shall deliver the share certificate or the like to the WFOE’s escrow within 3 working days after the execution of these contractual arrangements. In the event of the occurrence of any change of the share capital or the entrusted shareholding of City Modern, City Modern and its nominee shareholders shall update the registration and/or filings relating to the equity pledges required by the applicable laws and deliver the updated share certificate or the like to the WFOE’s escrow.

Up to March 31, 2022, the equity pledge agreement has not been registered with relevant government authorities.

5) Spousal Consent Letter

Pursuant to the Spousal Consent Letters executed by the spouse of the nominee shareholders of City Modern, the signing spouse confirmed that he/she does not enjoy any right or interest in connection with the equity interests of City Modern. The spouse also irrevocably agreed that he/she would not claim in the future any right or interest in connection with the equity interests in City Modern held by his/her spouse.

Termination of the VIE agreements with Farm Entities

On April 1, 2022 the Company entered into a sale and purchase agreement as well as an agreement to terminate the Farm VIE Agreements with Mr. Cui Yixiong and Ms. Wang Yike to transfer the Farm Entities to Mr. Cui Yixiong and Ms. Wang Yike for RMB1. The share options previously issued to Mr. Cui Yixiong in connection with the acquisition of Farm Entities were returned and cancelled. At the same time, the Company granted 22,509 new share options to Mr. Cui Yixiong. Upon the termination, the Company recognized a gain from termination of the Farm Entities VIE arrangement of RMB13,116,960, which is measured as the difference between (i) the consideration of RMB1 receivable, (ii) the incremental fair value of RMB1,424,721 of the share options exchanged on April 1, 2022, and (iii) the carrying amount of Farm Entities’ net liabilities of RMB15,658,584, including goodwill of RMB1,116,904. The disposal of the Farm Entities discontinued the Company’s fresh products business. The Company’s management believes that the termination of the Farm VIE Agreements does not represent a strategic shift that has a major effect on the Company’s operations and financial results and is not accounted as discontinued operation.

The following presents the balance sheet information of Farm Entities as of March 31, 2022, and the operations and cash flows of Farm Entities for the three months ended March 31, 2022 as compared to the year ended December 31, 2021.

March 31, 2022
RMB
Cash and cash equivalents	122,578
Accounts receivable, net	648,809
Inventories	1,362,090
Prepayments and other current assets	2,012,330

Total current assets	4,145,807

Long-term investment	2,460,000
Property, plant and equipment, net	3,290,220
Operating lease Right-of-use assets	4,706,678

Total non-current assets	10,456,898

Total assets	14,602,705

Short-term bank borrowings	1,100,000
Accounts payable	2,281,718
Contract liabilities	724,727
Accrued expenses and other current liabilities	15,111,718
Current portion of operating lease liabilities	6,310,595

Total current liabilities	25,528,758

Long-term bank borrowings	2,900,000
Operating lease liabilities	1,832,531

Total non-current liabilities	4,732,531

Total liabilities	30,261,289

	For the year ended December 31, 2021	For the three months ended March 31, 2022
	RMB	RMB
Revenues	13,994,269	1,721,577
Cost of Revenue	(13,240,455)	(1,666,956)
Gross profit	753,814	54,621

Operating expenses:
Fulfillment expenses	(1,495,531)	(243,083)
Sales and marketing expenses	(7,398,309)	(1,038,512)
General and administrative expenses	(698,034)	(213,566)
Loss from operations	(8,838,060)	(1,440,540)

Interest expenses	(120,788)	(53,295)
Interest income	552	-
Other income	5,435,722	438,632
Loss before income tax expenses	(3,522,574)	(1,055,203)
Income tax expense	(1,987)	-
Net loss	(3,524,561)	(1,055,203)

	For the year ended December 31, 2021	For the three months ended March 31, 2022
	RMB	RMB
Net cash and cash equivalents used in operating activities	(5,600,217)	(699,318)
Net cash and cash equivalents used in investing activities	(96,601)	(8,550)
Net cash and cash equivalents provided by financing activities	5,664,537	796,488
Net (decrease)/increase in cash	(32,281)	88,620
Cash and cash equivalents at the beginning of the year	66,239	33,958
Cash and cash equivalents at the end of the year/termination date	33,958	122,578

The VIE arrangements with Mengwei Stores

The Company acquired a business engaging in the online sales of self-heated hotpots through a number of online stores (“Mengwei Stores”) in January 2021 (note 16).

The Company operates these online stores on E-commerce platform in the PRC through Chongqing Meng Wei Technology Co., Ltd., Chongqing Yizhichan Leisure Food E-commerce Service Department and Chongqing Wei Bang Internet Technology Co., Ltd. (“the Transferors”). The legal names of these stores are registered with the E-commerce platforms under the Transferors as nominal holders. A series of contractual agreements including Purchase Agreement and Store Operation Agreements (collectively, the “Mengwei Stores VIE Agreements”), were entered among Shanghai DayDayCook, and the Transferors.

Pursuant to these contractual agreements, the Company is able to exercise effective control over, bear the risks of, and enjoy substantially all of the economic benefits of Mengwei Stores and have the right to, including without limitation to, control such online stores with the assets within the stores. The Company’s management concluded that Mengwei Stores is a VIE and Shanghai DayDayCook is its primary beneficiary. As such, the consolidated financial statements of Mengwei Stores are included in the consolidated financial statements of the Company.

The Mengwei Stores VIE agreements between Shanghai DayDayCook and the Transferors with the principal terms effective as of August 19, 2023 (date of termination of the VIE agreements) summarized as follows:

1) Purchase Agreement.

Pursuant to the Purchase Agreement entered into among the “Transferors”, Shanghai DayDayCook would have the right to, including without limitation to, control such online stores and the target assets, receive substantially all of the economic benefits of and bear all the risks of the Mengwei Stores, freely use certain trademarks of the Transferor, sell products of certain brands of the Transferors, and control all the receipt and payment accounts, third-party payment platform accounts and bank accounts of the online stores.

2) Store Operation Agreements.

Pursuant to the Store Operation Agreements entered into between Shanghai DayDayCook and the Transferors, Shanghai DayDayCook would have the right to enjoy the ownership and the exclusive right of operation and management of the stores. The Transferors would be delegated to operate the online stores until being required to terminate by Shanghai DayDayCook. Without prior written consent from Shanghai DayDayCook, the Transferors are prevented from changing any information of the online stores, sub-entrusting the operation right or the related assets, transferring, disposing, or set any form of guarantee on the online stores and related proceeds.

Termination of the VIE agreements with Mengwei Stores

On August 19, 2023, the Company entered into a sale and purchase agreement with Mr. Liao Xuefeng and three companies controlled by him, to transfer the Mengwei Stores for RMB1. The Mengwei VIE agreements will terminate accordingly. At the same time, the Company terminated the purchase agreement signed on April 30, 2023, with Mr. Liao Xuefeng and four companies controlled by him for the four online stores on Pinduoduo platform (“collectively referred to as PDD Stores”).

Upon the termination, the Company recognized a gain from termination of the Mengwei Stores VIE arrangement of RMB134,665, which is measured as at the difference between (i) the consideration of RMB1 receivable, (ii) the carrying amount of Mengwei’s net liabilities of RMB1,770,095, including goodwill of RMB1,635,431. The Company’s management believes that the termination of the Mengwei Stores VIE Agreements does not represent a strategic shift that has a major effect on the Company’s operations and financial results and is not accounted as discontinued operations.

The following presents the balance sheet information of Mengwei Stores as of December 31, 2022 and August 19, 2023, and the operations and cash flows of Mengwei for the period from January 1, 2023 to August 19, 2023 as compared to the year ended December 31, 2021 and 2022.

	December 31, 2022	August 19, 2023
	RMB	RMB
Cash and cash equivalents	352,291	52,917
Accounts receivable, net	79,656	22,199
Inventories	83,516	8,980
Prepayments and other current assets	3,037,886	5,840,641
Total current assets	3,553,349	5,924,737

Other non-current assets	3,374,338	812,325
Total assets	6,927,687	6,737,062

Accrued expenses and other current liabilities	8,219,721	8,507,157
Total current liabilities	8,219,721	8,507,157
Total liabilities	8,219,721	8,507,157

	For the year ended December 31, 2021	For the year ended December 31, 2022	For the period from January 1, to August 19, 2023
	RMB	RMB	RMB
Revenues	52,414,518	9,927,407	2,138,830
Cost of Revenue	(32,544,769)	(5,468,113)	(1,369,866)
Gross profit	19,869,749	4,459,294	768,964

Operating expenses:
Fulfillment expenses	(11,555,906)	(2,454,608)	(474,361)
Sales and marketing expenses	(13,540,572)	(1,212,029)	(186,514)
General and administrative expenses	(64,077)	172,387	(586,668)
Income/(Loss) from operations	(5,290,806)	965,044	(478,579)

Interest income	1,150	5,400	508
Other income	5,851	-	10
Profit/(Loss) before income tax expenses	(5,283,805)	970,444	(478,061)
Income tax expense	-	(24,261)	-
Net profit/(loss)	(5,283,805)	946,183	(478,061)

	For the year ended December 31,	For the year ended December 31,	For the period from January 1, to August 19,
	2021	2022	2023
	RMB	RMB	RMB
Net cash and cash equivalents provided by/(used in) operating activities	942,658	(590,367)	(299,374)
Net increase/(decrease) in cash	942,658	(590,367)	(299,374)
Cash and cash equivalents at the beginning of the year	-	942,658	352,291
Cash and cash equivalents at the end of the year	942,658	352,291	52,917

Risks in relation to the VIE structure

In the opinion of management, based on the legal opinion obtained from the Company’s local legal counsel, the ownership structures of the Company and its VIEs, do not and will not violate any applicable local laws, regulations, or rules currently in effect; the agreements among the Company, each of the VIEs and its nominee shareholders, governed by local laws, as described above, are valid, binding and enforceable in accordance with their terms and applicable local laws, rules, and regulations currently in effect, both currently and immediately after giving effect to the listing in capital market, and do not and will not violate any applicable local laws, regulations, or rules currently in effect. However, there are substantial uncertainties regarding the interpretation and application of current and future local laws and regulations. Accordingly, if the local government finds that the contractual arrangements do not comply with its restrictions on foreign ownership of businesses, or if the local government otherwise finds that the Company and the VIEs are in violation of local laws or regulations or lack the necessary permits or licenses to operate the Company’s business, the relevant regulatory authorities would have broad discretion in dealing with such violations, including:

●	revoking the business and operating licenses of the Company;

●	discontinuing or restricting the operations;

●	imposing fines or confiscating any of VIEs’ income that they deem to have been obtained through illegal operations;

●	imposing conditions or requirements with which the Company’s subsidiaries or the VIEs may not be able to comply;

●	requiring the Company to restructure the ownership structure or operations, including terminating the contractual arrangements with the VIEs;

●	restricting or prohibiting the Company’s use of the proceeds of overseas offering to finance the business and operations in these jurisdictions; or

●	taking other regulatory or enforcement actions that could be harmful to the business.

In accordance with VIE Agreements, the Company has the power to direct the activities of the VIEs. Therefore, the Company considers that there are no assets in the VIEs that can be used only to settle obligations of the VIEs. The creditors of VIEs do not have recourse to the general credit of the Company and its subsidiaries. To the extent VIEs require financial support, the Company may, at its option and to the extent permitted under the local law, provide financial support to VIEs.

The VIEs also have assembled work force for sales, marketing and operations which were not recorded on the Company’s consolidated balance sheets as they do not meet all the capitalization criteria.